UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       February 28

Date of reporting period: November 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NAC
Nuveen California Quality Municipal Income Fund
Portfolio of Investments	November 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 148.5% (100.0% of Total Investments)
	Consumer Staples – 9.7% (6.5% of Total Investments)
$ 2,375	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	2/18 at 100.00	Baa1	$2,399,082
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	1/18 at 100.00	N/R	977,370
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
13,840	5.600%, 6/01/36	12/18 at 100.00	B2	14,082,892
17,560	5.650%, 6/01/41	12/18 at 100.00	B2	17,704,519
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005:
1,675	4.250%, 6/01/21	2/18 at 100.00	BBB+	1,676,374
3,735	5.250%, 6/01/45	2/18 at 100.00	B-	3,734,851
3,470	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33	2/18 at 100.00	A3	3,517,608
4,540	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	2/18 at 100.00	Baa2	4,544,131
50,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46	2/18 at 17.51	N/R	7,584,500
61,645	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	62,172,681
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
19,255	5.000%, 6/01/33	1/18 at 100.00	B+	19,254,615
53,700	5.750%, 6/01/47	1/18 at 100.00	B3	54,102,750
10,875	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Variable Rate Demand Obligations, Series 2007A-1, 5.125%, 6/01/47	1/18 at 100.00	B-	10,875,000
19,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007B, 0.000%, 6/01/47	1/18 at 18.40	N/R	2,332,630
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
8,500	5.375%, 6/01/38	1/18 at 100.00	B-	8,513,940
1,250	5.500%, 6/01/45	1/18 at 100.00	B-	1,249,963

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples (continued)
$ 3,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	1/18 at 100.00	B+	$ 3,204,672
275,620	Total Consumer Staples			217,927,578
	Education and Civic Organizations – 3.8% (2.5% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson Laboratory, Series 2012, 5.000%, 7/01/37	7/22 at 100.00	A1	4,427,880
7,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Refunding Series 2014U-6, 5.000%, 5/01/45	No Opt. Call	AAA	9,459,520
4,325	California Educational Facilities Authority, Revenue Bonds, University of San Francisco, Series 2011, 6.125%, 10/01/36	10/21 at 100.00	A2	5,025,477
5,385	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education - Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	6,133,192
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/38	10/23 at 100.00	Baa1	1,102,100
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project - Pinewood & Oakwood Schools, Series 2016B, 144A:
800	4.000%, 11/01/36	11/26 at 100.00	N/R	768,128
1,000	4.500%, 11/01/46	11/26 at 100.00	N/R	990,380
390	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27	No Opt. Call	N/R	399,095
1,615	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 144A, 5.000%, 7/01/45	7/25 at 100.00	BBB	1,768,183
2,150	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46	7/25 at 100.00	BBB	2,359,087
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
5,995	5.000%, 7/01/46	7/25 at 101.00	BBB	6,546,960
8,340	5.250%, 7/01/52	7/25 at 101.00	BBB	9,186,927
800	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A, 144A, 6.000%, 7/01/51	7/26 at 100.00	BB+	881,032
2,740	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured	3/18 at 100.00	A1	2,749,124
	California State University, Systemwide Revenue Bonds, Series 2016A:
1,360	5.000%, 11/01/30	5/26 at 100.00	Aa2	1,642,717
4,140	4.000%, 11/01/38	5/26 at 100.00	Aa2	4,385,502
2,640	5.000%, 11/01/41	5/26 at 100.00	Aa2	3,083,150
1,815	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,160,032
5,500	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured	11/24 at 100.00	AA	6,221,930
6,450	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	7,165,498

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 7,500	University of California, General Revenue Bonds, Limited Project Series 2016K, 4.000%, 5/15/46	5/26 at 100.00	AA-	$ 7,935,225
74,945	Total Education and Civic Organizations			84,391,139
	Health Care – 19.4% (13.1% of Total Investments)
9,345	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43	8/23 at 100.00	AA-	10,462,755
1,285	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	AA-	1,477,557
10,955	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	AA-	12,625,857
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46	11/25 at 100.00	AA-	11,519,200
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39	8/26 at 100.00	Aa3	15,880,800
6,105	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	6,837,905
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services, Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	1,406,125
3,930	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	4,538,600
8,375	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	9,359,397
11,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47	10/26 at 100.00	AA-	11,725,537
8,760	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	AA	9,533,683
4,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	AA-	5,095,596
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B:
6,000	6.000%, 8/15/42	8/20 at 100.00	AA-	6,733,020
6,530	6.000%, 8/15/42 (UB)	8/20 at 100.00	AA-	7,327,770
685	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	772,721
11,520	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	12,957,120
1,455	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,604,865
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
1,000	5.250%, 12/01/34	12/24 at 100.00	BB+	1,107,700
3,200	5.250%, 12/01/44	12/24 at 100.00	BB+	3,505,152
2,845	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36	6/26 at 100.00	BB+	3,116,669

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 144A:
$ 6,040	5.000%, 12/01/46	6/26 at 100.00	BB+	$6,529,784
49,340	5.250%, 12/01/56	6/26 at 100.00	BB+	53,806,257
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
2,345	5.000%, 3/01/35	3/26 at 100.00	A	2,680,101
3,000	5.000%, 3/01/45	3/26 at 100.00	A	3,358,890
2,670	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A-	2,998,891
25,290	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AA-	28,461,113
32,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA-	35,909,440
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
11,260	5.750%, 7/01/24 (4)	2/18 at 100.00	CCC	11,285,222
10,905	5.750%, 7/01/30 (4)	2/18 at 100.00	CCC	10,908,708
7,725	5.750%, 7/01/35 (4)	2/18 at 100.00	CCC	7,725,772
10,000	5.500%, 7/01/39 (4)	2/18 at 100.00	CCC	10,000,600
3,385	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	AA-	3,682,034
10,225	Madera County, California, Certificates of Participation, Children's Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA-	10,930,525
6,200	Madera County, California, Certificates of Participation, Valley Children's Hospital Project, Series 1995, 5.750%, 3/15/28 – NPFG Insured	3/18 at 100.00	A1	6,220,150
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
275	5.125%, 1/01/32	1/21 at 100.00	BBB-	283,297
525	5.200%, 1/01/34	1/21 at 100.00	BBB-	543,811
125	5.250%, 1/01/35	1/21 at 100.00	BBB-	129,585
250	5.250%, 1/01/37	1/21 at 100.00	BBB-	258,950
15,615	5.250%, 1/01/42	1/21 at 100.00	BBB-	16,151,219
1,890	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BB	1,971,459
39,485	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	BBB-	42,428,212
17,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB+	20,282,136
8,760	University of California Regents, Medical Center Pooled Revenue Bonds, Series 2013J, 5.250%, 5/15/31	5/23 at 100.00	AA-	10,202,684
10,700	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	BBB+	12,053,764
399,665	Total Health Care			436,390,633

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.1% (0.7% of Total Investments)
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A:
$ 6,540	5.125%, 8/15/32	8/22 at 100.00	BBB	$7,188,245
6,010	5.500%, 8/15/47	8/22 at 100.00	BBB	6,591,828
3,920	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	4,448,925
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
1,680	5.250%, 8/15/39	8/24 at 100.00	BBB+	1,854,922
2,150	5.250%, 8/15/49	8/24 at 100.00	BBB+	2,357,690
300	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 144A, 5.000%, 7/01/37	7/27 at 100.00	Ba2	325,650
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39	5/22 at 100.00	A+	1,306,604
21,830	Total Housing/Multifamily			24,073,864
	Tax Obligation/General – 33.6% (22.7% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/25 – AGM Insured	No Opt. Call	AA	3,430,969
4,300	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured	8/22 at 100.00	Aa2	4,891,465
	California State, General Obligation Bonds, Refunding Various Purpose Series 2012:
3,230	5.250%, 2/01/29	2/22 at 100.00	AA-	3,677,258
5,245	5.000%, 9/01/36	9/22 at 100.00	AA-	5,968,548
	California State, General Obligation Bonds, Refunding Various Purpose Series 2013:
9,260	5.000%, 2/01/29	2/23 at 100.00	AA-	10,634,462
1,710	5.000%, 2/01/31	2/23 at 100.00	AA-	1,952,991
	California State, General Obligation Bonds, Refunding Various Purpose Series 2016:
3,780	5.000%, 8/01/30	8/26 at 100.00	AA-	4,550,666
3,750	5.000%, 9/01/30	9/26 at 100.00	AA-	4,517,850
4,600	5.000%, 8/01/33	8/26 at 100.00	AA-	5,474,414
8,000	5.000%, 9/01/37	9/26 at 100.00	AA-	9,423,920
	California State, General Obligation Bonds, Various Purpose Refunding Series 2014:
8,690	5.000%, 8/01/31	8/24 at 100.00	AA-	10,171,558
4,000	5.000%, 8/01/33	8/24 at 100.00	AA-	4,660,400
7,000	5.000%, 10/01/33	10/24 at 100.00	AA-	8,182,440
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
6,700	5.000%, 8/01/32	2/25 at 100.00	AA-	7,868,145
11,000	5.000%, 8/01/34	8/25 at 100.00	AA-	12,930,720
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 5.000%, 9/01/36	9/26 at 100.00	AA-	5,902,750
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 – FGIC Insured	2/18 at 100.00	Aa3	140,455

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose Series 2009:
$ 13,850	6.000%, 4/01/38	4/19 at 100.00	AA-	$14,660,502
8,505	5.500%, 11/01/39	11/19 at 100.00	AA-	9,147,553
67,235	6.000%, 11/01/39	11/19 at 100.00	AA-	72,824,918
	California State, General Obligation Bonds, Various Purpose Series 2010:
16,000	6.000%, 3/01/33	3/20 at 100.00	AA-	17,588,320
15,060	5.500%, 3/01/40	3/20 at 100.00	AA-	16,306,064
12,605	5.250%, 11/01/40	11/20 at 100.00	AA-	13,857,937
	California State, General Obligation Bonds, Various Purpose Series 2011:
13,835	5.250%, 10/01/28	10/21 at 100.00	AA-	15,651,535
14,520	5.000%, 9/01/31	9/21 at 100.00	AA-	16,221,599
15,025	5.000%, 9/01/41	9/21 at 100.00	AA-	16,630,271
21,420	5.000%, 10/01/41	10/21 at 100.00	AA-	23,757,565
	California State, General Obligation Bonds, Various Purpose Series 2013:
9,940	5.000%, 4/01/37	4/23 at 100.00	AA-	11,277,526
9,755	5.000%, 2/01/43	2/23 at 100.00	AA-	10,988,422
15,145	5.000%, 4/01/43	4/23 at 100.00	AA-	17,118,091
7,240	5.000%, 11/01/43	11/23 at 100.00	AA-	8,279,592
	California State, General Obligation Bonds, Various Purpose Series 2014:
24,970	5.000%, 5/01/32	5/24 at 100.00	AA-	29,013,642
8,910	5.000%, 10/01/39	10/24 at 100.00	AA-	10,347,896
10,245	5.000%, 12/01/43	12/23 at 100.00	AA-	11,735,647
1,815	5.000%, 10/01/44	10/24 at 100.00	AA-	2,074,763
	California State, General Obligation Bonds, Various Purpose Series 2015:
9,500	5.000%, 3/01/45	3/25 at 100.00	AA-	10,955,115
6,345	5.000%, 8/01/45	8/25 at 100.00	AA-	7,367,370
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/17 at 100.00	AA	15,036
3,550	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured	No Opt. Call	A+	4,180,551
7,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37	2/26 at 100.00	AA	8,749,275
5,000	Fremont Union High School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2017A, 5.000%, 8/01/44	8/27 at 100.00	AAA	5,943,700
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	6,331,204
6,850	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (5)	No Opt. Call	AA	4,910,080
4,545	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2017E, 5.000%, 8/01/43	8/26 at 100.00	AAA	5,327,967
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2014C:
5,000	5.000%, 7/01/29	7/24 at 100.00	Aa2	5,892,800
10,000	5.000%, 7/01/30	7/24 at 100.00	Aa2	11,758,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 7/01/27	7/19 at 100.00	Aa2	$1,353,902
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa3	3,155,360
10,765	North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	8,316,393
1,815	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,090,452
2,370	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012 Series 2013B, 5.000%, 8/01/43 – AGM Insured	8/23 at 100.00	AA	2,658,145
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series 2001A, 5.750%, 8/01/30 – NPFG Insured	2/22 at 103.00	A+	3,059,306
9,385	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43	8/23 at 100.00	Aa2	10,473,754
10,330	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/35	No Opt. Call	A	5,132,977
5,000	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45	No Opt. Call	A+	5,056,800
28,000	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	AA	9,699,200
4,250	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	Aaa	4,989,330
3,245	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Green Series 2016G, 4.000%, 7/01/45	7/25 at 100.00	AAA	3,436,260
10,000	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%, 8/01/47	8/27 at 100.00	AAA	11,887,400
1,425	San Joaquin Delta Community College District, California, General Obligation Bonds, Refunding Series 2015A, 5.000%, 8/01/32	8/25 at 100.00	Aa2	1,662,134
21,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51	No Opt. Call	AA-	5,512,500
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	3,839,524
13,425	Santa Barbara Unified School District, Santa Barbara County, California, General Obligation Bonds, Election of 2016 Series 2017A, 4.000%, 8/01/41	8/27 at 100.00	Aa2	14,391,600
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties, California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured	No Opt. Call	Aa3	2,663,958
3,240	South San Francisco Unified School District, San Mateo County, California, General Obligation Bond Anticipation Notes, Measure J, Series 2015B, 5.000%, 9/01/40	9/25 at 100.00	Aa1	3,742,654
4,175	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2000, Series 2004, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa2	3,477,817
6,245	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	6,987,843
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured (5)	8/37 at 100.00	AA	5,035,673
26,000	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (5)	No Opt. Call	AA	18,739,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2004 Election Series 2013B:
$ 4,740	5.500%, 8/01/38	8/24 at 100.00	Aa3	$5,664,821
4,830	5.500%, 8/01/40	8/24 at 100.00	Aa3	5,755,959
	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A:
4,355	5.500%, 8/01/38	8/24 at 100.00	Aa3	5,204,704
3,500	5.500%, 8/01/40	8/24 at 100.00	Aa3	4,170,985
2,015	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2012C, 5.000%, 8/01/26	8/22 at 100.00	Aa3	2,280,637
140,160	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	99,184,224
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47	8/21 at 100.00	Aa2	4,442,840
784,990	Total Tax Obligation/General			756,359,564
	Tax Obligation/Limited – 27.8% (18.7% of Total Investments)
1,680	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,853,107
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	2/18 at 100.00	N/R	1,654,950
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.500%, 10/01/23 – RAAI Insured	2/18 at 100.00	AA	3,379,638
21,255	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AAA	25,088,552
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2013G:
10,690	5.250%, 9/01/30	9/23 at 100.00	A+	12,433,004
18,135	5.250%, 9/01/32	9/23 at 100.00	A+	20,975,304
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F:
8,685	5.250%, 9/01/31	9/23 at 100.00	A+	10,080,766
1,450	5.250%, 9/01/33	9/23 at 100.00	A+	1,676,258
10,525	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	A+	11,965,872
17,395	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	A+	19,803,164
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	A+	1,129,940
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba City Courthouse, Series 2013D, 5.000%, 6/01/32	6/23 at 100.00	A+	1,133,030
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012A, 5.000%, 4/01/33	4/22 at 100.00	A+	2,949,821
3,770	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012G, 5.000%, 11/01/37	11/22 at 100.00	A+	4,236,085
9,950	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	11,290,663

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 13,520	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2014E, 5.000%, 9/01/39	9/24 at 100.00	A+	$15,370,888
5,365	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	2/18 at 100.00	A	5,367,575
4,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	2/18 at 100.00	AAA	4,261,900
9,060	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27	4/18 at 100.00	A	9,180,407
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Refunding Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A-	1,106,850
110,320	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	A+	125,978,821
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30	6/23 at 100.00	A+	1,150,240
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
9,000	5.000%, 11/15/29	11/25 at 100.00	A	10,021,770
11,000	5.000%, 11/15/35	11/25 at 100.00	A	12,008,260
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
1,750	5.000%, 9/01/25 – SYNCORA GTY Insured	2/18 at 100.00	BBB	1,750,525
6,690	5.000%, 9/01/35 – SYNCORA GTY Insured	2/18 at 100.00	BBB	6,690,736
4,000	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured	2/23 at 100.00	AA	4,429,920
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	4,827,510
	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A:
530	5.000%, 9/01/29	9/24 at 100.00	A-	610,295
1,900	5.000%, 9/01/30	9/24 at 100.00	A-	2,178,977
1,220	5.000%, 9/01/31	9/24 at 100.00	A-	1,394,265
1,955	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/43	9/25 at 100.00	BBB+	2,146,707
1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,112,370
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,095,250
14,930	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	2/18 at 100.00	Aa2	14,968,370
	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A:
5,125	5.000%, 6/01/36	6/26 at 100.00	AAA	6,091,165
5,620	5.000%, 6/01/37	6/26 at 100.00	AAA	6,665,320
1,780	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	AA+	2,111,810
9,045	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Facilities Project II, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA	10,008,021

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A:
$ 1,625	6.750%, 9/01/26	9/21 at 100.00	A-	$1,906,369
750	7.000%, 9/01/31	9/21 at 100.00	A-	887,790
1,900	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	BBB-	2,126,594
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009, 7.000%, 3/01/34	3/18 at 100.00	A+	1,014,050
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010:
3,775	5.875%, 3/01/32	3/20 at 100.00	A+	4,110,484
1,500	6.000%, 3/01/36	3/20 at 100.00	A+	1,636,020
1,655	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	1,897,772
29,800	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	A3	34,071,532
1,780	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	1,997,071
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
11,450	5.250%, 9/01/30	9/23 at 100.00	N/R	12,741,560
10,270	5.750%, 9/01/39	9/23 at 100.00	N/R	11,456,288
10,360	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/17 at 100.00	N/R	10,504,626
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured	No Opt. Call	AA-	7,518,000
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured	2/18 at 100.00	A3	3,259,620
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	A3	1,901,600
29,955	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	A3	5,353,258
3,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA+	4,020,905
1,500	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area Project, Series 2003A, 5.000%, 9/01/20 – NPFG Insured	2/18 at 100.00	A+	1,504,320
960	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	1,120,598
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,075,041
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,800,220
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	599,872
710	5.000%, 9/01/42	9/22 at 100.00	N/R	754,212

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 15	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans, Series 1991A, 8.000%, 2/01/18	No Opt. Call	N/R	$15,133
3,540	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured	2/18 at 100.00	A-	3,550,337
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
385	5.000%, 9/01/31	9/25 at 100.00	N/R	426,876
575	5.000%, 9/01/37	9/25 at 100.00	N/R	625,290
4,000	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	4,663,320
	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A:
540	5.400%, 11/01/20 – NPFG Insured	No Opt. Call	A+	574,198
4,855	5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	5,167,274
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A-	2,579,750
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds, Series 2008:
1,000	7.750%, 8/01/28	8/18 at 100.00	A	1,013,760
1,325	8.000%, 8/01/38	8/18 at 100.00	A	1,343,550
630	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	688,206
6,780	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	AAA	7,902,429
2,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	2,375,614
	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2014A:
5,000	5.000%, 4/01/34	4/24 at 100.00	AAA	5,835,150
5,000	5.000%, 4/01/44	4/24 at 100.00	AAA	5,689,300
2,075	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	2,271,254
5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 – NPFG Insured	8/26 at 100.00	A	5,740,900
255	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	280,268
9,435	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured	3/18 at 100.00	AA	9,461,418
2,750	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	AA	3,009,875

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Refunding Series 2006D:
$ 695	5.000%, 8/01/19 – AMBAC Insured	2/18 at 100.00	A+	$697,043
910	5.000%, 8/01/21 – AMBAC Insured	2/18 at 100.00	A+	912,685
3,860	5.000%, 8/01/23 – AMBAC Insured	2/18 at 100.00	A+	3,871,348
2,765	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured	2/18 at 100.00	A+	2,772,272
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/27 – NPFG Insured	2/18 at 100.00	A+	1,002,880
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
3,300	5.000%, 8/01/24 – NPFG Insured	2/18 at 100.00	A+	3,309,735
6,635	5.000%, 8/01/25 – NPFG Insured	2/18 at 100.00	A+	6,654,507
1,825	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B, 6.250%, 8/01/20	8/18 at 100.00	A+	1,884,349
7,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	AA+	9,055,349
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured	2/18 at 100.00	A+	2,776,731
990	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016, 5.000%, 9/01/26	3/26 at 100.00	N/R	1,132,025
1,315	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	1,504,426
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2005A, 5.000%, 8/15/32 – AMBAC Insured	2/18 at 100.00	BBB+	8,721,758
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
2,090	5.500%, 9/01/27	No Opt. Call	N/R	2,113,178
1,455	5.750%, 9/01/32	9/27 at 100.00	N/R	1,469,987
5,560	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 144A, 6.250%, 9/01/47	9/27 at 100.00	N/R	5,664,862
2,475	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 7.000%, 8/01/39	8/21 at 100.00	BBB+	2,916,589
1,350	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-1 Improvement Area 1, Series 2012, 5.000%, 9/01/33	9/22 at 100.00	N/R	1,457,906
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	2/18 at 100.00	A3	6,873,023
1,620	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 144A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,709,716
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013, 5.000%, 9/01/34	9/23 at 100.00	A-	1,421,171
602,300	Total Tax Obligation/Limited			625,571,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 14.6% (9.9% of Total Investments)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
$ 6,990	5.000%, 10/01/34	10/26 at 100.00	BBB+	$8,019,907
5,445	5.000%, 10/01/36	10/26 at 100.00	BBB+	6,206,592
20,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	Baa3	25,005,749
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
45,735	5.750%, 1/15/46	1/24 at 100.00	BBB-	53,546,538
45,725	6.000%, 1/15/53	1/24 at 100.00	BBB-	54,288,378
1,200	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	1,377,204
1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010D, 5.000%, 5/15/40 (UB) (6)	5/20 at 100.00	AA	1,342,212
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D:
2,600	5.000%, 5/15/31 (Alternative Minimum Tax)	5/25 at 100.00	AA	3,006,640
11,420	5.000%, 5/15/33 (Alternative Minimum Tax)	5/25 at 100.00	AA	13,164,405
3,000	5.000%, 5/15/36 (Alternative Minimum Tax)	5/25 at 100.00	AA	3,429,990
11,335	5.000%, 5/15/41 (Alternative Minimum Tax)	5/25 at 100.00	AA	12,894,469
2,500	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/35 (Alternative Minimum Tax)	5/26 at 100.00	AA-	2,896,900
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
1,100	5.000%, 5/15/30 (Alternative Minimum Tax)	5/26 at 100.00	AA-	1,299,958
3,335	5.000%, 5/15/46 (Alternative Minimum Tax)	5/26 at 100.00	AA-	3,824,044
5,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B, 5.000%, 8/01/44	8/24 at 100.00	AA	5,650,800
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,160	5.000%, 8/01/34	8/24 at 100.00	AA	1,344,533
1,575	5.000%, 8/01/35	8/24 at 100.00	AA	1,819,267
1,865	5.000%, 8/01/36	8/24 at 100.00	AA	2,146,820
6,610	5.000%, 8/01/44	8/24 at 100.00	AA	7,470,358
95	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)	2/18 at 100.00	N/R	95,029
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
4,895	5.000%, 5/01/29 (Alternative Minimum Tax)	5/22 at 100.00	A+	5,491,798
7,340	5.000%, 5/01/31 (Alternative Minimum Tax)	5/22 at 100.00	A+	8,182,485
1,000	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB-	1,122,670
735	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/42	9/20 at 100.00	A-	786,193
9,550	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2013B, 5.000%, 7/01/43 (Alternative Minimum Tax)	7/23 at 100.00	A+	10,684,826

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 22,930	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A+	$26,536,660
4,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2014B, 5.000%, 5/01/44	5/24 at 100.00	A+	5,133,645
40,410	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (Alternative Minimum Tax)	5/27 at 100.00	A+	46,811,752
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A+	4,690,840
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	2,473,677
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
3,250	5.000%, 3/01/36 (Alternative Minimum Tax)	3/27 at 100.00	A2	3,782,480
3,000	5.000%, 3/01/37 (Alternative Minimum Tax)	3/27 at 100.00	A2	3,483,630
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Parking & Capital Projects, Series 2004, 5.250%, 9/01/34 – FGIC Insured	2/18 at 100.00	A3	1,500,240
284,240	Total Transportation			329,510,689
	U.S. Guaranteed – 16.8% (11.3% of Total Investments) (7)
7,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.125%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	AA- (7)	7,771,400
3,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	3,532,230
5,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.250%, 4/01/48 (Pre-refunded 4/01/23)	4/23 at 100.00	AA- (7)	6,738,175
6,970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2017-XG0132, 144A, 11.749%, 4/01/39 (Pre-refunded 4/01/18) (IF) (6)	4/18 at 100.00	AA (7)	7,871,500
4,075	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Refunding Series 2010, 5.000%, 2/01/40 (Pre-refunded 2/01/20)	2/20 at 100.00	Aa3 (7)	4,376,713
2,470	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 2017-XF2456, 144A, 15.231%, 10/01/38 (Pre-refunded 10/01/18) (IF) (6)	10/18 at 100.00	Aa1 (7)	2,774,625
16,405	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 (Pre-refunded 7/01/20) – AGC Insured	7/20 at 100.00	AA (7)	17,935,586
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)	No Opt. Call	Aaa	6,293,819
11,920	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB (7)	13,200,804
3,795	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2 (7)	4,186,644
2,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	2,239,580
5,000	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.250%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	A3 (7)	5,581,300
24,180	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 2016-XG0003, 144A, 8.455%, 3/01/33 (Pre-refunded 3/01/18) (IF) (6)	3/18 at 100.00	Aaa	24,624,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$ 11,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30 (Pre-refunded 10/01/19)	10/19 at 100.00	Aaa	$12,537,730
6,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aaa	7,486,730
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	Aaa	2,470,903
	California State, General Obligation Bonds, Various Purpose Series 2008:
1,150	5.125%, 4/01/33 (Pre-refunded 4/01/18)	4/18 at 100.00	Aaa	1,164,835
2,050	5.125%, 4/01/33 (Pre-refunded 4/01/18)	4/18 at 100.00	Aaa	2,076,445
1,605	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2007B, 5.000%, 3/01/37 (Pre-refunded 5/23/18) – AGC Insured	5/18 at 100.00	AA (7)	1,633,376
8,783	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 144A, 16.086%, 7/01/47 (Pre-refunded 7/01/18) – AGM Insured (IF)	7/18 at 100.00	AA (7)	9,593,495
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	2,180,750
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA- (7)	3,960,090
1,035	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2004D, 5.050%, 8/15/38 (Pre-refunded 8/15/18) – AGM Insured	8/18 at 100.00	AA (7)	1,062,417
5,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2008B, 5.250%, 11/15/48 (Pre-refunded 5/15/18)	5/18 at 100.00	AA- (7)	5,090,250
2,905	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2009A, 7.000%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	A- (7)	3,191,491
5,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/31 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	AA+ (7)	5,558,943
11,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	12,066,120
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates of Participation, Tender Option Bond Trust 2015-XF0072, 144A, 12.526%, 7/01/35 (Pre-refunded 7/01/18) (IF)	7/18 at 100.00	AAA	2,008,464
	Irvine Unified School District Financing Authority, Orange County, California, Special Tax Bonds, Group II, Series 2006A:
1,210	5.000%, 9/01/26 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	1,243,094
2,755	5.125%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	2,832,884
4,705	Madera Irrigation District. California, Water Revenue Bonds, Refunding Series 2008, 5.500%, 1/01/38 (Pre-refunded 1/01/18)	1/18 at 100.00	A (7)	4,720,244
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
4,450	6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	5,220,517
3,000	7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	3,572,580
7,500	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 6.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	8,742,675
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option Bond Trust 2016-XG0022, 144A, 15.052%, 2/01/35 (Pre-refunded 2/01/19) (IF)	2/19 at 100.00	AAA	3,931,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$ 1,510	Orange County Sanitation District, California, Certificates of Participation, Tender Option Bond Trust 2017-XF2452, 144A, 14.981%, 2/01/35 (Pre-refunded 2/01/19) (IF) (6)	2/19 at 100.00	AAA	$1,756,523
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A, 5.375%, 8/15/29 (ETM)	No Opt. Call	N/R (7)	7,449,504
905	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	AAA	1,177,912
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
12,000	6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (7)	13,152,480
7,885	6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (7)	8,660,726
20,340	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	21,120,649
2,325	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	Aaa	2,702,301
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 (ETM)	No Opt. Call	C (7)	2,525,860
5,335	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (7)	6,131,676
6,750	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	A- (7)	7,669,890
2,885	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A, 6.000%, 10/01/39 (Pre-refunded 10/01/20)	10/20 at 100.00	A (7)	3,242,711
1,460	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)	2/18 at 100.00	A3 (7)	1,462,657
445	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/42 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (7)	485,415
6,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	Aaa	7,291,960
	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Series 2010A:
11,320	5.250%, 5/15/25 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (7)	12,344,800
11,000	5.250%, 5/15/26 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (7)	11,995,830
12,000	5.250%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (7)	13,086,360
7,170	5.250%, 5/15/28 (Pre-refunded 5/15/20)	5/20 at 100.00	AA+ (7)	7,819,100
750	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Tender Option Bond Trust 2015-XF0226, 144A, 15.095%, 11/01/28 (Pre-refunded 11/01/21) (IF)	11/21 at 100.00	AA- (7)	1,121,565
2,000	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A- (7)	2,165,200
780	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A- (7)	905,572

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
$ 785	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (7)	$917,406
980	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (7)	1,145,297
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option Bond Trust 2015-XF0048, 144A, 15.297%, 8/01/40 (Pre-refunded 8/01/19) (IF)	8/19 at 100.00	AAA	2,280,033
	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A:
220	5.000%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	246,459
1,895	5.000%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	Aaa	2,130,264
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A- (7)	1,424,424
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (7)	1,201,470
4,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding Series 2008B, 5.000%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (7)	4,097,440
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Police Facility Subordinate Series 2009:
12,500	6.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (7)	13,575,625
5,000	5.750%, 11/01/45 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (7)	5,383,450
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
865	6.000%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (7)	1,001,990
1,420	6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (7)	1,670,545
344,988	Total U.S. Guaranteed			378,815,823
	Utilities – 4.8% (3.2% of Total Investments)
4,930	California Statewide Communities Development Authority, Certificates of Participation, Rio Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18	12/17 at 100.00	N/R	4,929,704
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
14,140	5.000%, 11/15/35	No Opt. Call	A	16,948,628
7,610	5.500%, 11/15/37	No Opt. Call	A	9,705,490
33,735	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2012B, 5.000%, 7/01/43	7/22 at 100.00	Aa2	37,902,285
4,865	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2013B, 5.000%, 7/01/28	7/23 at 100.00	Aa2	5,661,936
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	Aa2	4,562,720
2,900	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A, 5.000%, 7/01/37	1/26 at 100.00	Aa2	3,392,449
6,150	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	Aa2	7,206,016
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047, 144A, 14.972%, 7/01/43 (IF) (6)	7/22 at 100.00	AA	4,482,390

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,500	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond Trust 2016-XG0060, 144A, 15.221%, 8/15/41 (IF) (6)	8/23 at 100.00	AA	$3,876,425
	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project Series 2014A:
1,565	5.000%, 7/01/35	7/24 at 100.00	AA-	1,815,228
1,500	5.000%, 7/01/38	7/24 at 100.00	AA-	1,727,025
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A	4,847,360
90,895	Total Utilities			107,057,656
	Water and Sewer – 16.9% (11.4% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA-	2,320,240
6,010	5.000%, 10/01/29	4/23 at 100.00	AA-	6,945,877
7,000	5.000%, 10/01/34	4/23 at 100.00	AA-	7,994,700
3,500	California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund Revenue Bonds, Green Series 2017, 5.000%, 10/01/33	4/27 at 100.00	AAA	4,226,915
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 144A:
3,925	5.000%, 7/01/37 (Alternative Minimum Tax)	7/22 at 100.00	Baa3	4,263,414
65,500	5.000%, 11/21/45 (Alternative Minimum Tax)	7/22 at 100.00	Baa3	70,855,935
175	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	2/18 at 100.00	AA	175,544
385	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured	2/18 at 100.00	AA	386,174
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender Option Bond Trust 2016-XG0038, 144A, 14.762%, 8/01/39 – AGC Insured (IF) (6)	2/20 at 100.00	AA	3,099,825
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A:
7,000	5.000%, 6/01/31	6/25 at 100.00	AAA	8,405,810
10,500	5.000%, 6/01/32	6/25 at 100.00	AAA	12,576,480
10,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	AAA	11,399,500
4,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series 2010, 5.000%, 10/01/40	10/20 at 100.00	AA-	5,334,516
5,915	Eastern Municipal Water District, California, Water and Wastewater Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/42	7/26 at 100.00	AA+	6,900,794
4,265	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41	3/22 at 100.00	AA-	4,735,003
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A:
23,430	5.250%, 7/01/39 (UB)	1/21 at 100.00	AA+	26,052,988
2,000	5.000%, 7/01/41	1/21 at 100.00	AA+	2,186,820
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012B, 5.000%, 7/01/37	7/22 at 100.00	AA+	2,667,885

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 24,070	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA+	$27,634,286
7,515	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A, 5.000%, 7/01/46	1/21 at 100.00	AA+	8,708,232
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
8,075	5.000%, 7/01/36	1/27 at 100.00	AA+	9,582,280
50,615	5.000%, 7/01/44	1/27 at 100.00	AA+	59,438,713
4,420	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	5,321,194
1,570	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 6/01/32	6/25 at 100.00	AA+	1,857,812
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,429,957
6,840	5.000%, 6/01/35	6/23 at 100.00	AA	7,837,067
1,830	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option Bond Trust 2016-XL0015, 144A, 15.320%, 7/01/35 (IF) (6)	7/19 at 100.00	AAA	2,220,174
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured	2/18 at 100.00	N/R	3,501,715
2,525	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Crossover Refunding Series 2001, 5.500%, 12/01/20 – AMBAC Insured	No Opt. Call	AA	2,820,173
3,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33	6/24 at 100.00	AA	3,493,740
5,825	Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%, 9/01/42	9/23 at 100.00	AA	6,552,717
1,440	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 5/15/33	5/26 at 100.00	AA+	1,725,926
	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B:
7,000	5.000%, 8/01/30	8/26 at 100.00	Aa3	8,433,250
4,000	5.000%, 8/01/37	8/26 at 100.00	Aa3	4,699,200
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Refunding Series 2016A:
4,385	5.000%, 11/01/31	11/26 at 100.00	AA-	5,306,157
6,470	5.000%, 11/01/32	11/26 at 100.00	AA-	7,783,087
5,000	5.000%, 11/01/33	11/26 at 100.00	AA-	5,983,800
3,620	5.000%, 11/01/34	11/26 at 100.00	AA-	4,306,823
5,580	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (UB)	11/21 at 100.00	AA-	6,206,243
750	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Tender Option Bond Trust 2015-XF0226, 144A, 15.193%, 11/01/43 (IF)	5/22 at 100.00	AA-	1,079,685
7,500	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/46	12/25 at 100.00	Aa1	8,662,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2015:
$ 3,000	5.000%, 8/01/40	8/25 at 100.00	AA	$3,478,890
1,600	5.000%, 8/01/45	8/25 at 100.00	AA	1,850,608
332,785	Total Water and Sewer			380,442,724
$ 3,212,258	Total Long-Term Investments (cost $3,033,023,522)			3,340,541,020
	Floating Rate Obligations – (1.2)%			(27,580,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (6.4)% (8)			(144,916,636)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (42.4)% (9)			(953,686,860)
	Other Assets Less Liabilities – 1.5%			35,296,583
	Net Asset Applicable to Common Shares – 100%			$ 2,249,654,107
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,340,541,020	$ —	$3,340,541,020
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of November 30, 2017.

Tax cost of investments	$3,003,107,064
Gross unrealized:
Appreciation	$ 310,746,763
Depreciation	(892,823)
Net unrealized appreciation (depreciation) of investments	$ 309,853,940
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are not rated by national ratings agencies and are regarded as having an implied rating equal to the rating of the U.S. Government or agency.
(8)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 4.3%.
(9)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 28.5%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen California Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: January 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: January 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: January 29, 2018